Changes in the Presentation of Results for Loans at Fair Value and Related Derivatives - Schedule of Fair Value of Loans, Correction (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Change in fair value of loans	$ 11,904	$ (41,160)	$ 15,093
Noninterest expense | Previously Reported
Unrealized gain (loss) on derivatives		(40,305)	19,369
Net increase (decrease) in fair value of loans at fair value | Adjustment
Loan fair value change related to interest rates	(11,922)	40,305	(19,369)
Loan fair value change related to credit quality	18	855	4,276
Reclassification adjustment	(11,904)	41,160	(15,093)
Derivatives, net realized and unrealized gain (loss) | Adjustment
Reclassification adjustment	11,922	(40,305)	19,369
Change in presentation of changes in fair value of fair value loans | Interest Income | Previously Reported
Loan fair value change related to interest rates	(11,922)	40,305	(19,369)
Loan fair value change related to credit quality	18	855	4,276
Change in fair value of loans	(11,904)	41,160	(15,093)
Change in presentation of gain (loss) for derivatives related to fair value loans | Noninterest expense | Previously Reported
Unrealized gain (loss) on derivatives	$ 11,922